Note 9 - Contingencies and commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
9.	Contingencies and commitments

Property lease

Effective July 29, 2009 the Company signed an amendment to the operating lease for its laboratory and office premises. The amended lease expires in July 2014 but the Company has the option to extend the lease to 2017 and then to 2022 and then to 2027. The amended lease included a signing incentive payment. In accordance with the Company’s accounting policy the signing incentive payment is being amortized on a straight-line basis over the term of the amended lease.

Following the lease amendment the minimum commitment for rent and estimated operating costs, are as follows:

Lease commitment

Year ended December 31, 2013	$1,285,000
Year ended December 31, 2014	750,000
$2,035,000

The Company’s lease expense, net of sub-lease income, for the year ended December 31, 2012 of $936,760 has been recorded in the consolidated statements of operations and comprehensive loss in research, development, collaborations and contracts and general and administrative expenses (2011 - $933,528; 2010 - $931,606).

The Company has netted $171,923 of sub-lease income against lease expense in the year ended December 31, 2012 (year ended December 31, 2011 - $194,281; 2010 - $194,281).

The Company’s sub-lease agreement ended in December 2012.

Product development partnership with the Canadian Government

The Company entered into a Technology Partnerships Canada ("TPC") agreement with the Canadian Federal Government on November 12, 1999.  Under this agreement, TPC agreed to fund 27% of the costs incurred by the Company, prior to March 31, 2004, in the development of certain oligonucleotide product candidates up to a maximum contribution from TPC of $9,329,912.  As at December 31, 2012, a cumulative contribution of $3,701,571 has been received and the Company does not expect any further funding under this agreement.  In return for the funding provided by TPC, the Company agreed to pay royalties on the share of future licensing and product revenue, if any, that is received by the Company on certain non-siRNA oligonucleotide product candidates covered by the funding under the agreement.  These royalties are payable until a certain cumulative payment amount is achieved or until a pre-specified date.  In addition, until a cumulative amount equal to the funding actually received under the agreement has been paid to TPC, the Company agreed to pay low single digit percentage royalties on any royalties the Company receives for Marqibo. To December 31, 2012 the Company had not made any royalty payments to TPC.

Contingently payable promissory notes

On March 25, 2008, Protiva declared dividends totaling US$12,000,000. The dividends were paid by Protiva issuing promissory notes on May 23, 2008. Recourse against Protiva for payment of the promissory notes will be limited to Protiva’s receipt, if any, of up to US$12,000,000 in license payments from Merck (see note 3(g)). Protiva will pay these funds if and when it receives them, to the former Protiva shareholders in satisfaction of the promissory notes. As contingent items the US$12,000,000 receivable and the related promissory notes payable are not recorded in the Company’s consolidated balance sheet.

License and collaboration agreement with Halo-Bio RNAi Therapeutics, Inc. (“Halo-Bio”)

On August 24, 2011, the Company entered into a license and collaboration agreement with Halo-Bio. Under the agreement, Halo-Bio granted the Company an exclusive license to its multivalent ribonucleic acid (“MV-RNA”) technology. The agreement provides for the companies to work together to design and develop MV-RNA molecules to gene targets of interest to the Company and to combine MV-RNA molecules with the Company’s LNP technology to develop therapeutic products.

The Company paid Halo-Bio an initial license fee of $97,940 (US$100,000) and recorded this amount as a research, development, collaborations and contracts expense in the year ended December 31, 2011.

The agreement was amended on August 8, 2012 to adjust the future license fees and other contingent payments.  The Company recorded a further $447,780 (US$450,000) in license fees to research, development, collaborations and contracts expense in the year ended December 31, 2012, in respect of the agreement. Under the amended agreement, as at December 31, 2012, the maximum future license fees are US$1,300,000. The Company will pay up to US$12,700,000 in milestones on each product developed plus royalties.

License agreement with Marina Biotech, Inc. (“Marina”)

On November 29, 2012 the Company announced a worldwide, non-exclusive license to a novel RNAi payload technology called Unlocked Nucleobase Analog (“UNA”) from Marina for the development of RNAi therapeutics.

UNA technology can be used in the development of RNAi therapeutics, which treat disease by silencing specific disease causing genes. UNAs can be incorporated into RNAi drugs and have the potential to improve them by increasing their stability and reducing off-target effects.

Under the license agreement the Company paid Marina an upfront fee of $298,098 (US$300,000). A further license payment of US$200,000 is due in 2013 and the Company will make milestone payments of up to US$3,250,000 and royalties on each product developed by the Company that uses Marina’s UNA technology. The upfront fee was recorded to research, development, collaborations and contracts expense in the year ended December 31, 2012.